UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number                     811-2365

Prospect Street Income Shares Inc.

(Exact name of Registrant as specified in charter)

13455 Noel Road, Suite 1300
Dallas, Texas 75240
(Address of principal executive offices)

James D. Dondero
Highland Capital Management, L.P.
13455 Noel Road, Suite 1300
Dallas, Texas 75240

Copies to:
Stuart H. Coleman, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038
(Name and address of agent for service)

Registrant’s telephone number, including area code:            (877) 532-2834

Date of fiscal year end:            12/31/2003

Date of reporting period:           06/30/2004

FORM N-CSRS

Item 1. Reports to Stockholders.

Prospect Street Income Shares Inc.
13455 Noel Road, Ste. 1300
Dallas, TX 75240

Prospect Street®

Income Shares Inc.

Semi Annual Report

June 30, 2004

Contents

1	Letter to Shareholders
2	Schedule of Investments
6	Statement of Assets and Liabilities
7	Statement of Operations
8	Statement of Cash Flows
9	Statements of Changes in Net Assets
10	Financial Highlights
11	Notes to Financial Statements
16	Directors and Officer Information

This report has been prepared for the information of shareholders of Prospect Street Income Shares Inc.

August 27, 2004

Letter to Shareholders

Dear Shareholders:

   We are pleased to provide you with our report for the six months ended June 30, 2004. On June 30, 2004, the net asset value of the Fund was $6.33 per share, as compared to $6.49 on December 31, 2003. On June 30, 2004, the closing market price of the Fund’s shares on the New York Stock Exchange was $5.60 per share, as compared to $6.33 on December 31, 2003. The Fund in May 2004 declared distributions to common stock shareholders of $0.1375 per share related to earnings for the quarter ended June 30, 2004.

The Fund’s Investments:

   The total return on the Fund’s per share market price for the period ended June 30, 2004 was (7.31%)(1). The total return on the Fund’s per share net asset value for the period ended June 30, 2004 was 1.66%(1). The variation in total returns is attributable to a decrease of 11.53% in the market price of the Fund’s shares relative to an decrease in the net asset value of the Fund’s shares of 2.47% during the period.

Respectfully submitted,

James Dondero
President

Mark Okada
Executive Vice President

(1) Total return calculations for the Fund assume that distributions are not reinvested.

PROSPECT STREET INCOME SHARES INC.

Schedule of Investments (Unaudited)
June 30, 2004

Fixed Income — 133.00%(a)

		Ratings

Principal			Standard &	Value
Amount	Description	Moody’s	Poor’s	(Note 1a)

	Aerospace and Defense — 1.71%
$1,000,000	Northrop Grumman Corp., 9.38%, 10/15/2024	Baa3	BBB	$1,058,785

				1,058,785
	Automobile — 1.72%
1,000,000	Visteon Corp., 8.25%, 8/1/2010	Ba1	BB+	1,065,000

				1,065,000
	Banking — 13.89%
2,000,000	Bankamerica Instl Capital Trust, 8.07%, 12/31/2026(b)	Aa3	A-	2,200,920
2,000,000	Countrywide Capital Trust, 8.00%, 12/15/2026	Baa1	BBB+	2,122,528
2,000,000	Ford Motor Credit, 9.03%, 12/30/2009	A3	BBB-	2,044,836
2,000,000	Washington Mutual Capital Trust, 8.38%, 6/1/2027	Baa1	BBB	2,248,400

				8,616,684
	Beverage, Food and Tobacco — 3.30%
2,000,000	Phillip Morris Co. Inc., 7.75%, 1/15/2027	Baa2	BBB	2,044,928

				2,044,928
	Broadcasting and Entertainment — 10.86%
1,500,000	Clear Channel Communications Inc., 7.25%, 10/15/2027	Baa3	BBB-	1,601,150
351,846	Cybernet Internet Services, 14.00%, 7/1/2009*	NR	NR	35
1,000,000	Emmis Operating Co., 6.875%, 5/15/2012(b)	B2	B-	980,000
2,000,000	Liberty Media Corp., 7.88%, 7/15/2009	Baa3	BBB-	2,249,004
1,500,000	Time Warner Entertainment Co., 10.15%, 5/1/2012	Baa1	BBB+	1,909,991

				6,740,180
	Buildings and Real Estate — 19.40%
1,500,000	AA/Ft. Worth HQ Financial Trust, 8.00%, 10/5/2010(b)	NR	BBB-	1,203,645
1,500,000	Colonial Realty Ltd Partnership, 8.82%, 2/7/2005	Baa3	BBB-	1,550,475
2,000,000	CP Ltd Partnership, 6.92%, 12/10/2004	NR	NR	2,034,972
2,100,000	Morgan Stanley Capital Trust, 1.1%, 7/16/2016(b)	Baa3	BBB+	2,036,847
1,750,000	Rouse Co., 8.43%, 4/27/2005	Baa3	BBB-	1,818,339
2,130,000	Simon Property Group, 6.88%, 10/27/2005	Baa2	BBB	2,228,547
1,000,000	Susa Partnership LP, 7.45%, 7/1/2018	Aaa	AAA	1,164,996

				12,037,821
	Cable and Other Pay Television Services — 8.93%
1,500,000	CF Cable TV Inc., 9.13%, 7/15/2007	Ba3	BB-	1,586,389
352,000	Innova S De R.L., 12.88%, 4/1/2007	B2	B+	356,400
1,000,000	Tele Communications Inc., 9.80%, 2/1/2012	Baa3	BBB	1,253,702
1,750,000	Tele Communications Inc., 10.13%, 4/15/2022	Baa3	BBB	2,344,648

				5,541,139
	Cargo Transport — 1.43%
1,000,000	Interpool Cap Trust, 9.88%, 2/15/2027	Ca	B	890,000

				890,000

See accompanying notes.

PROSPECT STREET INCOME SHARES INC.
Schedule of Investments (Unaudited) (continued)
June 30, 2004

Fixed Income (continued)

		Ratings

Principal			Standard &	Value
Amount	Description	Moody’s	Poor’s	(Note 1a)

	Containers, Packaging and Glass — 1.64%
$1,000,000	Ball Corp., 6.88%, 12/15/2012	Ba3	BB	$1,015,000

				1,015,000
	Diversified/ Conglomerate Manufacturing — 3.14%
2,000,000	Spx Corp., 6.25%, 6/15/2011	Ba3	BB+	1,945,000

				1,945,000
	Ecological — 1.55%
1,000,000	Hercules Inc., 6.75%, 10/15/2029(b)	Ba3	B+	960,000

				960,000
	Finance — 5.83%
1,000,000	Auburn Hills Trust, 12.38%, 5/1/2020	A3	BBB	1,441,333
1,000,000	BT Capital Trust, 7.90%, 1/15/2027	A2	A-	1,065,350
1,000,000	Zions Instl Capital Trust, 8.54%, 12/15/2026	Baa1	BBB-	1,108,784

				3,615,467
	Gaming/ Leisure — 2.36%
1,500,000	Intrawest Corp., 7.50%, 10/15/2013	B1	B+	1,466,250

				1,466,250
	Healthcare, Education and Childcare — 3.29%
2,000,000	Genesis Healthcare Corp., 8%, 10/15/2013(b)	B3	B-	2,040,000

				2,040,000
	Hotels, Motels, Inns, and Gaming — 10.16%
2,000,000	Harrahs Operating Inc., 8.00%, 2/1/2011	Baa3	BBB-	2,257,684
1,000,000	Isle Capri Casinos Inc., 7.00%, 3/1/2014(b)	B2	B	927,500
1,500,000	La Quinta Inns Inc., 7.27%, 2/26/2007	Ba3	BB-	1,552,500
1,500,000	Mirage Resorts Inc., 7.25%, 10/15/2006	Ba1	BB+	1,563,750

				6,301,434
	Leisure, Amusement, Entertainment — 0.76%
500,000	Vail Resorts Inc., 6.75%, 2/15/2014(b)	B2	B	473,750

				473,750
	Machinery (Non-Agriculture, Non-Construction, Non-Electronic) — 2.76%
177,324	Amerco, 9.00%, 3/15/2009	NA	B+	182,644
219,655	Amerco, 12.00%, 3/15/2011	NA	B+	225,695
1,000,000	Montell Financial Co., 8.1%, 3/15/2027(b)	Baa3	BBB-	1,023,542
295,541	SAC Holdings Corp., 8.50%, 3/15/2014	NR	NR	281,503

				1,713,384
	Oil and Gas — 7.68%
1,000,000	Husky Oil Ltd., 8.90%, 8/15/2028	Ba1	BB+	1,128,308
2,000,000	Magellan Midstream Partners LP, 6.45%, 6/1/2014	Ba1	BBB	2,008,984
1,500,000	Pennzoil Co., 10.25%, 11/1/2005	Baa2	BBB	1,629,246

				4,766,538

See accompanying notes.

PROSPECT STREET INCOME SHARES INC.
Schedule of Investments (Unaudited) (continued)
June 30, 2004

Fixed Income (continued)

		Ratings

Principal			Standard &	Value
Amount	Description	Moody’s	Poor’s	(Note 1a)

	Personal and Non Durable Consumer Products (Mfg. Only) — 3.45%
$2,000,000	Bradley Operating Ltd Partnership, 7.20%, 1/15/2008	Baa3	BBB-	$2,143,266

				2,143,266
	Personal Transportation — 5.53%
423,149	Atlantic Coast Airlines Trust, 8.75%, 1/1/2007(b)	B3	B	327,712
1,250,000	Delta Air Lines Inc., 10.50%, 4/30/2016	Caa2	B-	751,663
2,243,000	Delta Air Lines Inc., 10.79%, 3/26/2014(b)	Caa3	CCC+	1,076,640
804,479	Northwest Airlines Trust, 8.13%, 2/1/2014	B3	B+	495,350
1,000,000	United Air Lines Inc., 10.85%, 7/5/2014*	NR	NR	390,000
1,000,000	United Air Lines Inc., 10.85%, 2/19/2015*	NR	NR	390,000

				3,431,365
	Retail Stores — 6.95%
1,500,000	May Dept Stores Co., 8.30%, 7/15/2026	Baa2	BBB	1,603,768
596,000	JC Penney Inc., 9.75%, 6/15/2021	Ba3	BB+	613,880
2,000,000	JC Penney Inc., 6.50%, 12/15/2007	Ba3	BB+	2,092,500

				4,310,148
	Telecommunications — 9.47%
2,000,000	American Tower Corp., 7.5%, 5/1/2012(b)	Caa1	CCC	1,935,000
500,000	Corning Inc., 6.20%, 3/15/2016	Ba2	BB+	463,750
3,000,000	MJD Communications Inc., 9.50%, 5/1/2008	Caa1	B-	2,940,000
725,000	SBA Communications Corp., 9.75%, 12/15/2011(b)	Caa1	CCC-	536,500

				5,875,250
	US Government — 0.43%
255,000	United States Treasury Bonds, 11.63%, 11/15/2004	Aaa	AAA	264,423

				264,423
	Utilities — 6.76%
189,000	AES Corporation, 8.75%, 6/15/2008	B2	B-	196,796
974,294	Mirant Mid Atlantic LLC, 10.06%, 12/30/2049*	NR	D	993,780
550,000	Reliant Resources Inc., 9.50%, 7/15/2013	B1	B	592,625
2,000,000	Tenaska Va Partners LP, 6.119%, 3/20/2024(b)	Baa3	BBB-	1,976,420
412,218	Transgas De Occidente SA, 9.79%, 11/1/2010(b)	NR	BB	436,952

				4,196,573

	Total Fixed Income (cost $81,968,154)			82,512,385

See accompanying notes.

PROSPECT STREET INCOME SHARES INC.
Schedule of Investments (Unaudited) (continued)
June 30, 2004

Common Stock — 4.62%

		Value
Units	Description	(Note 1a)

30,000	Hospitality Propertys Trust	$1,269,000
88,757	Hybridon Inc.*	57,692
111,940	Motient Corp.*	1,541,414

	Total Common Stock (cost $2,068,928)	2,868,106

Preferred Stock — 0.23%

Units	Description

10,000	Adelphia Communications Corp.*	140,000
70,342	Micadant PLC*	0

	Total Preferred Stock (cost $935,000)	140,000

Warrants — 0.11%

Units	Description

11,100	Loral Space and Communications, 12/27/2006*	111
17,481	Pathmark Stores Inc., 9/19/2010*	14,859
1,000	XM Satellite Radio Inc., 3/15/2010*	55,500

	Total Warrants (cost $140,000)	70,470

	Total Common Stock, Preferred Stock, and Warrants — 4.96% (cost $3,143,928)	3,078,576

	Total Investments — 137.97% (cost $85,112,082)	85,590,961

	Other Assets Less Liabilities — 10.39%	6,447,377

	Preferred Stock — (48.36%)	(30,000,000)

	Net Assets Applicable to Common Stock — 100% (Note 9)	$62,038,338

(a) Percentages indicated are based on net assets.

“NR” denotes not rated.

* Non-income producing security.

(b)	Rule 144A security — Private placement securities issued under Rule 144A are exempt from registration requirement of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the Fund and any resale by the Fund must be exempt transactions, normally to other qualified institutional investors. At June 30, 2004, the market value of these securities aggregated $18,135,428 or 29.23% of net assets applicable to common shareholders.

See accompanying notes.

PROSPECT STREET INCOME SHARES INC.

Statement of Assets and Liabilities (Unaudited)
June 30, 2004

Assets:
Investment in securities, at value ($85,112,082, at cost) (Notes 1 and 3)	$85,590,961
Cash	6,428,453
Interest receivable	1,628,402
Prepaid assets	22,956

Total Assets	$93,670,772

Liabilities:
Investment advisory fee payable	$83,734
Dividend payable	1,347,327
Other accounts payable	201,373

Total Liabilities	$1,632,434

Preferred Stock:
Preferred stock, $.01 par value ($25,000 per share liquidation preference)
Authorized — 1,000,000 shares
Issued and outstanding — 1,200 Series T shares (Note 6)	$30,000,000

Total Preferred Stock	$30,000,000

Net Assets Applicable to Common Stock:
Common stock, $1.00 par value —
Authorized — 15,000,000 shares
Issued and outstanding — 9,798,729 shares	$9,798,729
Capital in excess of par value	85,368,188
Accumulated net realized loss from security transactions	(33,980,367)
Undistributed net investment income	372,909
Net unrealized appreciation of investments	478,879

Net Assets Applicable to Common Stock	$62,038,338

Net asset value per common share outstanding	$6.33

See accompanying notes.

PROSPECT STREET INCOME SHARES INC.

Statement of Operations (Unaudited)
For the six months ended June 30, 2004

Investment Income:
Interest income		$3,310,972
Dividend income		21,600
Amortization of bond premiums		(32,123)

Total Investment Income		$3,300,449
Expenses:
Investment advisory fee (Note 2)	$160,114
Shareholder reporting expenses	47,833
Legal fees and expenses	53,362
Registration fees	12,043
Professional fees	22,267
Insurance expense	53,980
Fund administration expense	27,863
Preferred broker expense	38,064
Directors’ fees and expenses (Note 4)	20,224
Miscellaneous expenses	15,942

Total Expenses		451,692

Net Investment Income		$2,848,757

Realized and unrealized gain/(loss) on investments:
Net realized loss on investments sold		$(455,982)
Net change in unrealized appreciation of investments (Note 1)		(1,198,510)

Net realized and unrealized gain/(loss) on investments		$(1,654,492)

Distributions to Preferred Stockholders:
Distributions to Preferred Stockholders		$(173,345)

Net change in net assets resulting from operations		$1,020,920

See accompanying notes.

PROSPECT STREET INCOME SHARES INC.

Statement of Cash Flows (Unaudited)
For the six months ended June 30, 2004

Cash Flows From Operating Activities:
Interest and dividends received	$3,264,827
Operating expenses paid	(414,616)
Purchase of portfolio securities	(17,966,264)
Sales and maturities of portfolio securities	17,867,541

Net cash provided by operating activities	$2,751,488

Cash Flows From Financing Activities:
Common stock distributions from net investment income	$(2,704,226)
Preferred share dividend payment	(173,345)

Net cash used by financing activities	$(2,877,571)

Net change in cash	$(126,083)
Cash, beginning of period	6,554,536

Cash, end of period	$6,428,453

Reconciliation of net change in net assets resulting from operations to net cash provided by operating activities:
Net increase in net assets resulting from operations	$1,020,920
Dividends on preferred shares classified as financing activities	173,345
Change in interest and dividend receivable	(67,745)
Change in investments	(98,723)
Change in prepaid assets	53,437
Change in accounts payable and accrued expenses	(16,361)
Net realized loss on investments sold	455,982
Net change in unrealized appreciation of investments	1,198,510
Amortization of bond premiums	32,123

Net cash provided by operating activities	$2,751,488

See accompanying notes.

PROSPECT STREET INCOME SHARES INC.

Statements of Changes in Net Assets

	Six Months
	Ended
	June 30,	Year Ended
	2004	December 31,
	(Unaudited)	2003

From Operations:
Net investment income	$2,848,757	$5,897,452
Net realized loss on investments sold	(455,982)	(4,975,870)
Net change in unrealized appreciation of investments	(1,198,510)	11,297,034
Distributions to Preferred Stockholders	(173,345)	(373,304)

Net change in net assets resulting from operations	$1,020,920	$11,845,312

From Fund Share Transactions:
Shares issued (16,986 and 96,119, respectively) to common stockholders for reinvestment of dividends	$110,251	$589,682

Net increase in net assets resulting from fund share transactions	$110,251	$589,682

From Distributions to Common Stockholders:
Distributions to common stockholders from net investment income ($0.27 and $0.62 per share, respectively)	$(2,621,700)	$(6,065,975)

Net decrease in net assets resulting from distributions	$(2,621,700)	$(6,065,975)

Total change in net assets	$(1,490,529)	$6,369,019
Net Assets Applicable to Common Stock:
Beginning of period	63,528,867	57,159,848

End of period (including undistributed net investment income of $372,909 and $319,197, respectively)	$62,038,338	$63,528,867

See accompanying notes.

PROSPECT STREET INCOME SHARES INC.

Financial Highlights
Selected per share data and ratios
For each share of common stock outstanding throughout the periods presented

	Six Months
	Ended
	June 30,	For the Year Ended December 31,
	2004
	(Unaudited)	2003	2002	2001(b)	2000(b)	1999(b)

Net asset value, beginning of period	$6.49	$5.90	$6.77	$7.21	$8.49	$9.70

Net investment income*	$0.29	$0.60	$0.75	$0.80	$0.90	$0.96
Net realized and unrealized gain (loss) on Investments	$(0.16)	$0.65	$(0.74)	$(0.55)	$(1.28)	$(1.21)
Distributions to Preferred Stockholders	$(0.02)	$(0.04)	$(0.05)	$(0.04)	—	—

Total from investment operations	$0.11	$1.21	$(0.04)	$0.21	$(0.38)	$(0.25)

Distributions:
Distributions from accumulated net investment income to common stockholders	$(0.27)	$(0.62)	$(0.83)	$(0.60)	$(0.90)	$(0.96)

Total distributions	$(0.27)	$(0.62)	$(0.83)	$(0.60)	$(0.90)	$(0.96)

Effect of related preferred shares offering costs	—	—	—	$(0.05)	—	—

Net asset value, end of period	$6.33	$6.49	$5.90	$6.77	$7.21	$8.49

Market price per share, end of period	$5.60	$6.33	$5.45	$6.44	$6.8125	$7.125

Total investment return(c):
Based on market price per share	(7.31)% (g)	27.52%	(2.48)%	3.34%	8.25%	(20.63)%

Based on net asset value per share	1.66% (g)	20.51%	(0.59)%	2.27%	(4.48)%	(2.58)%

Net assets, end of period(a)	$62,038	$63,529	$57,160	$63,846	$66,959	$77,968

Preferred Stock outstanding, end of period(a)	$30,000	$30,000	$30,000	$30,000	$0	$0

Credit Facility indebtedness, end of period(a)	$0	$0	$0	$0	$30,000	$30,000

Asset Coverage:
Per indebtedness(e)	N/A	N/A	N/A	N/A	323%	360%
Per preferred stock share(f)	307%	312%	291%	313%	N/A	N/A
Ratio of operating expenses to average net assets, applicable to common stock	0.71%	1.55%	1.63%	1.29%	1.03%	0.97%
Ratio of total expenses to average net assets, applicable to common stock(d)	0.71%	1.55%	1.63%	3.06%	4.03%	3.66%
Ratio of net investment income to average net assets, applicable to common stock(d)	4.46%	9.73%	11.93%	11.31%	11.38%	10.45%
Portfolio turnover	20.12% (g)	51.87%	26.71%	35.77%	33.04%	36.16%

(a)	Dollars in thousands.
(b)	As of July 30, 2001, the Fund entered into a new advisory agreement with Highland Capital Management, L.P. For periods prior to that date, a different investment advisor advised the Fund.
(c)	Total investment return based on market value may result in substantially different returns than investment return based on net asset value, because market value can be significantly greater or less than the net asset value. Investment return does not assume reinvestment of dividends.
(d)	For the years ended December 31, 1999-2001, this ratio included interest paid on the Bank Credit Facility. In 2001 the Bank Credit Facility was replaced with preferred stock. Dividends paid on the preferred stock are classified as a financing activity, and are not included in this ratio.
(e)	Calculated by subtracting the Fund’s total liabilities (not including bank loans and senior securities) from the Fund’s total assets and dividing such amount by the principal amount of the debt outstanding.

(f)	Calculated by subtracting the Fund’s total liabilities (not including bank loans and senior securities) from the Fund’s total assets and dividing such amount by the principal amount of the debt outstanding and the liquidation preference of the outstanding shares of Series T preferred stock.

(g)	Not annualized for periods less than one year.

*	Per share net investment income or loss is calculated by dividing net investment income by the average number of shares outstanding during the period.

See accompanying notes.

PROSPECT STREET INCOME SHARES INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2004

(1)	Significant Accounting Policies:
   Prospect Street Income Shares Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Valuation of Investments
   Investments in debt securities are valued at the average of representative closing bid prices on the last business day of the accounting period. Equity securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the accounting period; equity securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the closing bid price on that date. Warrants are valued at the last reported sales price on the last business day of the accounting period. Obligations with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (which include all restricted securities) are valued at fair value as determined by, or under the direction of, the Fund’s Board of Directors; such values require the use of estimates.

   Securities transactions are accounted for on the date the securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned.

Credit Risk
   Credit risk is the risk that the issuer of a security owned by the Fund will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Interest Rate Risk
   Interest rate risk is the risk that prices of debt securities owned by the Fund generally increase when interest rates decline and decrease when interest rates increase.

(b) Federal Income Taxes
   It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Gain or loss on sales of securities is determined on the basis of average cost for financial statement purposes and identified cost for Federal income tax purposes.

PROSPECT STREET INCOME SHARES INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

   At December 31, 2003, the Fund had the following capital loss carryovers available to offset future capital gains, if any, to the extent provided by regulations:

Carryover
Available	Expiration Date

$1,390,664	December 31, 2006
3,206,180	December 31, 2007
4,737,419	December 31, 2008
15,210,950	December 31, 2009
2,791,985	December 31, 2010
3,670,356	December 31, 2011

$31,007,554

(c) Cash Flow Information
   The Fund invests primarily in corporate debt securities and distributes dividends from net investment income, which are paid in cash or shares of common stock of the Fund. These activities are reported in the accompanying statement of changes in net assets, and additional information on cash receipts and cash payments is presented in the accompanying statement of cash flows.

(d) Cash and Cash Equivalents
   The Fund considers all highly liquid investments purchased with initial maturity equal to or less than three months to be cash equivalents.

(2)	Investment Advisory Agreement:
   Highland Capital Management, L.P. (“Highland”, or “the Investment Advisor”) earned $160,114 in Investment advisory fees for the six months ended June 30, 2004. Investment advisory fees paid by the Fund to Highland were calculated at .5% (on an annual basis) of the average weekly net asset value, defined as total assets of the Fund less accrued liabilities and preferred stock. On June 30, 2004, the fee payable to the Investment Advisor was $83,734, which is included in the accompanying statement of assets and liabilities. The agreement between the Fund and Highland, however, provides that if the costs and expenses (excluding interest, advisory fee, taxes, brokerage charges and expenses and extraordinary costs and expenses and expenses incident to the public offering of shares other than those offered through the Automatic Dividend Investment Plan) borne by the Fund in any fiscal year exceed 1.5% of average net assets up to $30,000,000 plus 1% of average net assets over $30,000,000, the Investment Advisor is obligated to reimburse the Fund for any excess pursuant to the Existing Advisory Agreement. As of June 30, 2004, no such expense reimbursement was required.

(3)	Purchases and Sales of Securities:
   For the six months ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of investment securities, other than U.S. Government obligations and short-term investments, aggregated approximately $17,966,264 and $17,867,541 respectively.

   The Investment Advisor and its affiliates manage other accounts, including registered and private funds and individual accounts that also invest in high yield fixed-income securities. Although investment decisions for the Fund are made independently from those of such other accounts, investments of the type the Fund may make may

PROSPECT STREET INCOME SHARES INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

also be made on behalf of such other accounts. When the Fund and one or more of such other accounts is prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Advisor to be equitable to the Fund and such other accounts. The Investment Advisor also may aggregate orders to purchase and sell securities for the Fund and such other accounts. Although the Investment Advisor believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts, including the Fund, in some cases these activities may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

(4)	Certain Transactions:
   Certain officers of the Investment Advisor serve on the Board of Directors of the Fund. They receive no compensation in this capacity.

   Directors who are not officers or employees of the Investment Advisor receive fees of $10,000 per year, together with the reimbursement of actual out-of-pocket expenses incurred relating to board meeting attendance. For the six months ended June 30, 2004, the Fund incurred Board of Directors’ fees and expenses of $20,224.

(5)	Dividends and Distributions:
   Distributions on common stock are declared based on annual projections of the Fund’s net investment income (defined as dividends and interest income, net of Fund expenses). The Fund plans to pay quarterly distributions to common shareholders. As a result of market conditions or investment decisions, the amount of distributions may exceed net investment income earned at certain times throughout the period. It is anticipated that, on an annual basis, the amount of distributions to common shareholders will not exceed net investment income (as defined) allocated to common shareholders for income tax purposes. All shareholders of the Fund are automatically considered participants in the Dividend Reinvestment Plan (the “Plan”) unless they elect to do otherwise. Under the Plan, when the market price of common stock is equal to or exceeds the net asset value on the record date for distributions, participants will be issued shares of common stock at the most recently determined net asset value, but in no event less than 95% of the market price, and when the net asset value of the common stock exceeds its market price, or if the Fund declares a dividend or capital gains distribution payable only in cash, the dividend-paying agent will buy the common stock in the open market for the participants’ account.

   For the year ended December 31, 2003, the tax character of distributions declared on common stock by the Fund were as follows:

Distributions from net investment income	$6,065,975
Distributions from paid in capital	0

$6,065,975

(6)	Preferred Stock:
   On July 23, 2001, the Fund issued 1,200 shares of Series T Auction Rate Cumulative Preferred Shares, $25,000 liquidation preference, for a total issuance of $30,000,000. All such Preferred Shares were outstanding as of June 30, 2004. The Fund may borrow amounts in the future to increase its use of leverage which will be consistent with the limitations imposed by the Investment Company Act of 1940. Significant provisions of Series T cumulative preferred shares follows.

PROSPECT STREET INCOME SHARES INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Redemption
   Shares of preferred stock are not subject to any sinking fund, but are subject to mandatory redemption under certain circumstances. If the Fund does not timely cure the failure to meet certain asset coverages as defined in the prospectus, portfolio valuation or timely filing requirements, the Preferred Shares are subject to mandatory redemption out of funds legally available in accordance with the Charter and applicable law, at a redemption price of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon, whether or not earned or declared to the date fixed for redemption. In addition, the Fund at its option may redeem Preferred Shares having a dividend period of one year or less at this same redemption price to the extent permitted under the 1940 Act and Maryland law. Any Preferred Shares repurchased or redeemed by the Fund will be classified as authorized but unissued Preferred Shares. The Preferred Shares have no preemptive, exchange or conversion rights. The Fund will not issue any class of stock senior to or on a parity with the preferred stock.

Dividends
   The Preferred Shares pay dividends based on a rate set at auctions, normally held every seven days. In most instances dividends are payable every seven days, on the first business day following the end of the dividend period. The dividend payment date for special dividend periods of more than seven days are set out in a notice designating a special dividend period. Dividends are cumulative from the date the shares are first issued and will be paid out of legally available funds. The dividend rate of the preferred shares at June 30, 2004 was 1.30%.

   In general, when the Fund has any Preferred Shares outstanding, the Fund may not pay any dividend or distribution in respect of Common Stock unless the Fund has paid all cumulative dividends on Preferred Shares.

Voting Rights
   The Fund’s Preferred Shares and Common Stock have equal voting rights of one vote per share and vote together as a single class. The Preferred Shares and Common Stock vote as a separate class on certain matters as required under the Fund’s Charter, the 1940 Act and Maryland law.

Liquidation
   In the event of a liquidation of the Fund, whether voluntary or involuntary, the holders of the Preferred Shares are entitled to receive, prior to and in preference to any distribution of any of the assets of the Fund available for distribution to common stockholders, a liquidation preference in the amount of $25,000 for each share outstanding plus an amount equal to all dividends thereon, whether or not earned or declared, accumulated but unpaid to and including the date of final distribution. After the payment to the holders of Preferred Shares of the full preferential amounts, the holders of Preferred Shares will have no right or claim to any of the remaining assets of the Fund.

PROSPECT STREET INCOME SHARES INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(7)	Restricted Securities:

Name	Description	Acquisition Date	Cost of Security

AA/ Fort Worth HQ Finance Trust	Bond	9/26/2003	$1,155,000
American Tower	Bond	1/26/2004	2,000,000
Atlantic Coast Airlines Pass Thru	Bond	9/24/1997	720,573
Bankamerican Instl Cap	Bond	12/2/1996	2,016,060
Delta Airlines	Bond	4/29/1993	2,243,000
Emmis Operating Co	Bond	4/27/2004	1,000,000
Genesis Health Ventures	Bond	10/23/2003	2,000,000
Hercules	Bond	4/8/2004	1,000,000
Isle of Capri	Bond	3/3/2004	1,000,000
Montell Finance Co	Bond	3/31/1997	1,011,250
Morgan Stanley Capital Trust	Bond	7/30/2003	1,953,000
SBA Communications Corp	Bond	12/8/2003	495,929
Tenaska Va Partners LP	Bond	5/24/2004	1,979,400
Trangas De Occidente SA	Bond	2/6/1996	570,620
Vail Resorts	Bond	1/29/04	500,000

   The Fund’s acquisition and valuation policy described in 1(a) is applicable to restricted securities. Additionally, there are no rights to demand registration of the restricted securities

PROSPECT STREET INCOME SHARES INC.

Directors and Officer Information (Unaudited)

   The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors and the Fund’s officers appointed by the Board of Directors. The tables below list the directors and officers of the Fund and their business addresses, principal occupations for the last five years, other directorships held by the Directors. For the purposes hereof, the term “Fund Complex” includes each of the independent companies advised by the Investment Advisor. The Statement of Additional Information includes additional information about Fund Directors and is available, without charge, upon request by calling (877) 532-2834.

Independent Directors: (Unaudited)

				Number of
				Funds in
				Fund
Name, Birthdate and	Position(s)	Term of Office		Complex
Address of Independent	Held with	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Director	Fund	Time Served	During Past 5 Years	By Director	Held by Director

Bryan Ward 13455 Noel Road Suite 1300 Dallas, TX 75240 Age: 49	Director	Director since 2001; term expires in 2004	Since January 2002, Senior Manager of Accenture, LLP. From September 1998 to December 2001, he was Special Projects Advisor to Accenture, LLP. From March 1996 to August 1998, Mr. Ward was an independent oil & gas and real estate consultant.	2	None

Scott Kavanaugh 13455 Noel Road Suite 1300 Dallas, TX 75240 Age: 43	Director	Director since 2003; term expires in 2006	Since March 2003, a Sales Representative at Round Hill Securities. From February 2003 to July 2003, a Executive at Provident Funding Mortgage Corporation. From January 2000 to February 2003 he was Executive Vice President, Director and Treasurer of Commercial Capital Bank. He was the Managing Principal and Chief Operating Officer of Financial Institutional Partners Mortgage Company and the Managing Principal and President of Financial Institutional Partners, LLC, an investment banking firm, from April 1998 to February 2003.	2	None

PROSPECT STREET INCOME SHARES INC.

				Number of
				Funds in
				Fund
Name, Birthdate and	Position(s)	Term of Office		Complex
Address of Independent	Held with	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Director	Fund	Time Served	During Past 5 Years	By Director	Held by Director

James Leary 13455 Noel Road Suite 1300 Dallas, TX 75240 Age: 73	Director	Director since 2001; term expires in 2004	Since January 1999, a Managing Director of Benefit Capital Southwest, Inc., a financial consulting firm. From 1995 to December 1998, he was the Vice Chairman, Finance and a Director of Search Financial Services, Inc., a financial services firm.	2	Mr. Leary is a member of the Board of Capstone Asset Management Group of Mutual Funds.

Tim Hui 13455 Noel Road Suite 1300 Dallas, TX 75240 Age: 55	Director	Director since 2003; term expires in 2006	Mr. Hui is the Assistant Provost for Educational Resources of Philadelphia Biblical University. Mr. Hui joined the University in September 1998 as the Director of Learning Resources. Prior to 1998, Mr. Hui practiced law, serving as managing partner, of Hui & Malik, Attorneys at Law.	2	None

Interested Directors:* (Unaudited)

Number of
Funds in
Fund
Name, Birthdate and	Position(s)	Term of Office		Complex
Address of Independent	Held with	and Length of	Principal Occupation(s)	Overseen	Other Directorships
Director	Fund	Time Served	During Past 5 Years	By Director	Held by Director

James Dondero 13455 Noel Road Suite 1300 Dallas, TX 75240 Age: 42	President and Director	Director since 2001; term expires in 2005	Mr. Dondero is President and Managing Partner of Highland Capital Management, L.P. Mr. Dondero is also President of the Funds in the Fund Complex.	2	Mr. Dondero is a member of the Board of Directors of Neighborcare Inc. American Banknote Corporation, Audio Visual Services Corporation, and Motient Corporation.

*	Mr. Dondero is an “interested person” (as the term is defined in the Investment Company Act of 1940).

PROSPECT STREET INCOME SHARES INC.

Officers: (Unaudited)

Position(s)
Name, Birthdate and Address	Held with	Term of Office and Length of	Principal Occupation(s)
of Officer	Fund	Time Served	During Past 5 Years

Mark Okada 13455 Noel Road Suite 1300 Dallas, TX 75240 Age: 40	Executive Vice-President	Officer since 2000	Mr. Okada is Chief Investment Officer of Highland Capital Management, L.P. Mr. Okada is also Executive Vice- President of the Funds in the Fund Complex.

R. Joseph Dougherty 13455 Noel Road Suite 1300 Dallas, TX 75240 Age: 32	Senior Vice-President	Officer since 2000	Mr. Dougherty is a Portfolio Manager of Highland Capital Management, L.P. Prior to 2000, Mr. Dougherty was Portfolio Analyst for Highland Capital Management, L.P. Mr. Dougherty is also Senior Vice-President of the Funds in the Fund Complex.

M. Jason Blackburn 13455 Noel Road Suite 1300 Dallas, TX 75240 Age: 28	Secretary and Treasurer since March 2003	Officer since March 2003	Compliance Officer and Assistant Controller of the Adviser. From September 1999 to October 2001, he was an accountant for KPMG LLP. Previously, he attended the University of Texas at Austin.

PROSPECT STREET INCOME SHARES INC.

Investment Advisor

Highland Capital Management, L.P.
13455 Noel Road,
Suite 1300
Dallas, TX 75240

Officers

James Dondero — President
Mark Okada — Executive Vice-President
R. Joseph Dougherty — Senior Vice-President
M. Jason Blackburn — Secretary and Treasurer

Directors

James Dondero
Bryan Ward
Timothy Hui
Scott Kavanaugh
James Leary

Auditors

Deloitte & Touche LLP
JPMorgan Chase Tower
Suite 1600
2200 Ross Avenue
Dallas, TX 75201

Transfer Agent

American Stock Transfer & Trust Company
59 Maiden Lane
New York, NY 10038
(800) 937-5449

Custodian

State Street Bank and Trust Company
Boston, MA

Facts for Shareholders:

Prospect Street Income Shares Inc. is listed on the New York Stock Exchange under the symbol “CNN”. The Wall Street Journal and Wall Street Journal Online publish Friday’s closing net asset value of the Fund every Monday and lists the market price of the Fund daily. They are also published in Barron’s Market Week every Saturday. Our website is www.prospectstreet.net.

Written Correspondence Regarding Your Account: Please address all general shareholder inquiries to American Stock Transfer & Trust Company, 59 Maiden Lane, New York, NY 10038. Please address all dividend reinvestment inquires to American Stock Transfer & Trust Company, P.O. Box 922, Wall Street Station, New York, NY 10269. Additionally, answers to many of your shareholder questions and requests for forms are available by visiting American Stock Transfers website at http://www.amstock.com.

Item 2. Code of Ethics.

     Not applicable.

Item 3. Audit Committee Financial Expert.

     Not applicable.

Item 4. Principal Accountant Fees and Services.

     Not applicable.

Item 5. Audit Committee of Listed Registrants.

     Not applicable.

Item 6. Schedule of Investments.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

     Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

     The Registrant has a Nominating Committee (the “Committee”) of the Board of Directors (the “Board”) responsible for selecting and nominating persons as members of the Board for election or appointment by the Board and for election by stockholders. The Committee has adopted a Nominating Committee Charter (the “Charter”), pursuant to which the Committee will consider recommendations for nominees from stockholders submitted to the Secretary of the Registrant, Two Galleria Tower, 13455 Noel Road, Dallas, Texas 75240. In evaluating potential nominees, including any nominees recommended by stockholders, the Committee takes into consideration various factors including character and integrity, business and professional experience, and whether the Committee believes the person has the ability to apply sound and independent business judgment and would act in the interest of the Registrant and its stockholders. Submissions must include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee. Submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the stockholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 10. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 11.Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prospect Street Income Shares Inc.

By:	/s/ James D. Dondero James D. Dondero
Chief Executive Officer

Date: September 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James D. Dondero
James D. Dondero
Chief Executive Officer

Date: September 7, 2004

By:	/s/ M. Jason Blackburn M. Jason Blackburn
Chief Financial Officer

Date: September 7, 2004

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)